Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating losses and tax credit carry-forward	$ 2,466,781	$ 708,879
Lease liabilities	944,389	1,024,083
Organizational start-up costs	341,540	176,689
Allowance for doubtful accounts	1,997
Bonus accrual		38,017
Inventory reserve	3,246
Warranty reserve	110,424	22,666
Charitable contribution	307
OID on convertible notes	123,254	6,414
Intangibles	1,318
Gross deferred tax asset	3,993,256	1,976,848
Less valuation allowance	(3,005,895)	(127,915)
Net deferred tax asset	987,361	1,848,933
Deferred tax liabilities:
Depreciation expense	115,514	57,417
Right of use assets	862,758	953,461
Goodwill	9,089
Total deferred tax liability	987,361	1,010,878
Net deferred tax asset (liability)		$ 838,055